UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number)
September 30

Date of Fiscal Year End
September 30, 2010

Date of Reporting Period

Item 1. Reports to Stockholders

YORK STOCK EXCHANGE COMPOSITE

Annual Report September 30, 2010

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
•	Economic and political uncertainty besieged the U.S. equity markets for portions of the year ending September 30, 2010, particularly during the April-June quarter. Overall, domestic equities continued to exhibit the lack of confidence and extreme volatility that has defined the equity space for the best part of the past two years. Periods of “risk on” and “risk off” traded places more than once during the year, moving the major equity indices along a mostly seesaw course. In September, however, equities took a giant step forward, pushing index returns solidly into the black for the 12-month period.

William O. Bell, IV, CFA
 Co-Portfolio Manager

W. Matthew Hereford, CFA
   Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager
•	The major U.S. equity indices ended the 12-month period considerably higher than where they began. The S&P 500 Index, a common bellwether for the broad U.S. stock market, rose 10.16%. The blue-chip Dow Jones Industrial Average advanced 14.12%, and the tech-heavy NASDAQ Composite Index was up 12.75%.
•	While double-digit gains were registered across all market capitalizations, mid-cap stocks outperformed small-caps, which in turn outpaced large-caps. The S&P Midcap 400 Index gained 17.78%, the small-cap Russell 2000 Index advanced 13.35% and the large-cap Russell 1000 Index rose 10.75%. Growth stocks outperformed value stocks across all categories.
Management Discussion
•	Small- and mid cap stocks gains for the 12 months ending September 30, 2010. The strongest portions of these advances occurred during the first half of the period, concurrent with last fall’s rally in the equity markets and before the correction in equities during the second calendar quarter of 2010. The Russell 2500 Index[1] (the Index) — the Fund’s primary benchmark and an indicator of both small- and mid-cap stock performance — outpaced the 12-month performance of large-cap stocks and registered double-digit returns across all 10 of its market sectors. The Index’s best-performing sectors were materials and consumer discretionary; the weakest were telecommunication services and financials, although both sectors still finished the period with double-digit gains.

•	The Fund[2] produced a solid gain for the 12 months, but that return fell short of the Index’s results. It also lagged the Russell 2000 Index, a proxy for small-cap

Total Return Performance
9/30/09 – 9/30/10
Class A3	11.82%
Class C3	10.92	*
Class I3	12.05
Class R3	11.46
Russell 2500 Index[1]	15.92
Russell 2000 Index[1]	13.35
Lipper Mid-Cap Core Funds Average[1]	14.02

*	Performance is cumulative since share class inception on 10/1/09.

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, SMID-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	These returns do not include the 5.75% maximum sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
stocks, as well as the average return of the funds in its Lipper peer group. Security selection was the major detracting factor from the Fund’s results relative to the Index. In particular, certain of the Fund’s holdings in the industrial conglomerates, construction and engineering, and machinery segments of the industrials sector detracted. Also holding back performance were holdings in the information technology sector — notably in the software and IT services segments — as well as in the real estate management and insurance segments of the financials sector.
•	Conversely, upside performance was supported by the Fund’s overweighted allocation to the robust consumer discretionary sector, along with its security selection in the sector’s specialty retailing segment. Security selection in the consumer staples, health care and financials sectors also helped, particularly in the personal products, health care providers, capital markets and commercial banks segments.
Portfolio Composition

Top 10 Holdings[1]
By net assets

Markel Corp.	4.4%
Affiliated Managers Group, Inc.	4.3
O’Reilly Automotive, Inc.	3.7
Morningstar, Inc.	3.6
Forest City Enterprises, Inc., Class A	3.1
Henry Schein, Inc.	2.8
Blackbaud, Inc.	2.8
DENTSPLY International, Inc.	2.8
Kirby Corp.	2.5
LKQ Corp.	2.5

[1]	Top 10 Holdings represented 32.5% of the Portfolio’s net assets as of 9/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 9/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell 2500 Index, an unmanaged index of approximately 2,500 U.S. small- and mid-cap stocks, and the Russell 2000 Index, an unmanaged index of 2,000 U.S. small-cap stocks. The lines on the graph represent the total returns of a hypothetical investment of $250,000 in each of Class I, the Russell 2500 Index, and the Russell 2000 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I	Class R
Share Class Symbol	EAASX	ECAMX	EISMX	ERSMX

Average Annual Total Returns (at net asset value)
One Year	11.82%	10.92%	12.05%	11.46%
Five Years	6.57	N.A.	6.81	N.A.
Life of Fund†	8.42	10.92	7.39	18.23
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	5.40%	9.92%	12.05%	11.46%
Five Years	5.33	N.A.	6.81	N.A.
Life of Fund†	7.48	9.92	7.39	18.23

†	Inception Dates – Class A: 11/28/03; Class C: 10/1/09; Class I: 4/30/02; Class R: 8/3/09

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C shares reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I	Class R
Gross Expense Ratio	1.72%	2.47%	1.47%	1.97%
Net Expense Ratio	1.20	1.95	0.95	1.45

[2]	Source: Prospectus dated 2/1/10. Net expense ratio reflects a contractual expense reimbursement, which may be changed or terminated after January 31, 2011. Without this reimbursement, performance would have been lower.

*	Source: Lipper Inc. Class I of the Fund commenced investment operations on 4/30/02.
A $250,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations), in Class C shares on 10/1/09 (commencement of operations) and in Class R shares on 8/3/09 (commencement of operations) would have been valued at $434,703 ($409,707 at the maximum offering price), $277,305 ($274,805 after deduction of 1% CDSC) and $303,955, respectively, on 9/30/10. A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03, in Class C shares on 10/1/09 and in Class R shares on 8/3/09 would have been valued at $17,388 ($16,388 at the maximum offering price), $11,092 ($10,992 after deduction of 1% CDSC) and $12,158, respectively on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,009.70	$6.05	**
Class C	$1,000.00	$1,005.70	$9.80	**
Class I	$1,000.00	$1,010.60	$4.79	**
Class R	$1,000.00	$1,008.10	$7.30	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.07	**
Class C	$1,000.00	$1,015.30	$9.85	**
Class I	$1,000.00	$1,020.30	$4.81	**
Class R	$1,000.00	$1,017.80	$7.33	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 1.45% for Class R shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2010

Assets

Investment in SMID-Cap Portfolio, at value (identified cost, $499,712,557)	$568,767,849
Receivable for Fund shares sold	3,288,069
Receivable from affiliates	123,007

Total assets	$572,178,925

Liabilities

Payable for Fund shares redeemed	$865,266
Payable to affiliates:
Distribution and service fees	126,839
Accrued expenses	164,709

Total liabilities	$1,156,814

Net Assets	$571,022,111

Sources of Net Assets

Paid-in capital	$502,987,628
Accumulated net realized loss from Portfolio	(1,020,809)
Net unrealized appreciation from Portfolio	69,055,292

Total	$571,022,111

Class A Shares

Net Assets	$256,917,136
Shares Outstanding	20,576,202
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.49
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.25

Class C Shares

Net Assets	$17,530,175
Shares Outstanding	1,414,511
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.39

Class I Shares

Net Assets	$296,476,426
Shares Outstanding	22,293,233
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.30

Class R Shares

Net Assets	$98,374
Shares Outstanding	7,899
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
September 30, 2010

Investment Income

Dividends allocated from Portfolio	$2,146,427
Expenses allocated from Portfolio	(3,462,144)

Total investment loss from Portfolio	$(1,315,717)

Expenses

Distribution and service fees
Class A	$451,283
Class C	76,707
Class R	90
Trustees’ fees and expenses	500
Custodian fee	28,907
Transfer and dividend disbursing agent fees	452,290
Legal and accounting services	20,465
Printing and postage	45,179
Registration fees	154,896
Miscellaneous	14,511

Total expenses	$1,244,828

Deduct —
Allocation of expenses to affiliates	$719,674

Total expense reductions	$719,674

Net expenses	$525,154

Net investment loss	$(1,840,871)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,210,607

Net realized gain	$3,210,607

Change in unrealized appreciation (depreciation) —
Investments	$40,842,901

Net change in unrealized appreciation (depreciation)	$40,842,901

Net realized and unrealized gain	$44,053,508

Net increase in net assets from operations	$42,212,637

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	September 30, 2010	September 30, 2009

From operations —
Net investment loss	$(1,840,871)	$(298,902)
Net realized gain (loss) from investment transactions	3,210,607	(2,286,265)
Net change in unrealized appreciation (depreciation) from investments	40,842,901	27,787,615

Net increase in net assets from operations	$42,212,637	$25,202,448

Distributions to shareholders —
From net realized gain
Class A	$—	$(663,925)
Class I	—	(388,249)

Total distributions to shareholders	$—	$(1,052,174)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$191,101,410	$94,557,380
Class C	17,680,213	—
Class I	250,820,412	42,606,535
Class R	92,760	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	410,689
Class I	—	329,690
Cost of shares redeemed
Class A	(72,390,125)	(15,229,753)
Class C	(1,000,711)	—
Class I	(40,105,786)	(3,648,667)
Class R	(391)	—

Net increase in net assets from Fund share transactions	$346,197,782	$119,026,874

Net increase in net assets	$388,410,419	$143,177,148

Net Assets

At beginning of year	$182,611,692	$39,434,544

At end of year	$571,022,111	$182,611,692

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year	$11.170	$10.930	$13.490	$12.480	$12.510

Income (Loss) From Operations

Net investment loss(1)	$(0.072)	$(0.047)	$(0.031)	$(0.032)	$(0.063)
Net realized and unrealized gain (loss)	1.392	0.545	(0.693)	1.983	0.924

Total income (loss) from operations	$1.320	$0.498	$(0.724)	$1.951	$0.861

Less Distributions

From net realized gain	$—	$(0.258)	$(1.836)	$(0.941)	$(0.891)

Total distributions	$—	$(0.258)	$(1.836)	$(0.941)	$(0.891)

Net asset value — End of year	$12.490	$11.170	$10.930	$13.490	$12.480

Total Return(2)	11.82%	5.50%	(6.72)%	16.42%	7.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$256,917	$117,175	$23,589	$15,941	$7,073
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.20%	1.20%	1.20%	1.21%	1.60%
Net investment loss	(0.61)%	(0.49)%	(0.27)%	(0.25)%	(0.52)%
Portfolio Turnover of the Portfolio	20%	33%	42%	84%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.32%, 0.52%, 0.52%, 0.57% and 0.27% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Class C
Year Ended
September 30, 2010

Net asset value — Beginning of year	$11.170

Income (Loss) From Operations

Net investment loss(1)	$(0.158)
Net realized and unrealized gain	1.378

Total income from operations	$1.220

Net asset value — End of year	$12.390

Total Return(2)	10.92%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$17,530
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.95%
Net investment loss	(1.34)%
Portfolio Turnover of the Portfolio	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.32% of average daily net assets for the year ended September 30, 2010). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$11.870	$11.570	$14.140	$13.010		$12.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.044)	$(0.025)	$(0.002)	$0.000	(2)	$(0.032)
Net realized and unrealized gain (loss)	1.474	0.583	(0.732)	2.071		0.953

Total income (loss) from operations	$1.430	$0.558	$(0.734)	$2.071		$0.921

Less Distributions

From net realized gain	$—	$(0.258)	$(1.836)	$(0.941)		$(0.891)

Total distributions	$—	$(0.258)	$(1.836)	$(0.941)		$(0.891)

Net asset value — End of year	$13.300	$11.870	$11.570	$14.140		$13.010

Total Return(3)	12.05%	5.72%	(6.46)%	16.69%		7.55%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$296,476	$65,435	$15,846	$13,391		$11,857
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.95%	0.95%	0.95%	0.96%		1.35%
Net investment income (loss)	(0.35)%	(0.25)%	(0.01)%	0.00	%(7)	(0.25)%
Portfolio Turnover of the Portfolio	20%	33%	42%	84%		34%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.32%, 0.52%, 0.52%, 0.57% and 0.27% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Amount is less than 0.005%.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Year Ended	Period Ended
	September 30, 2010	September 30, 2009(1)

Net asset value — Beginning of period	$11.170	$10.240

Income (Loss) From Operations

Net investment loss(2)	$(0.092)	$(0.015)
Net realized and unrealized gain	1.372	0.945

Total income from operations	$1.280	$0.930

Net asset value — End of period	$12.450	$11.170

Total Return(3)	11.46%	9.08	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45%	1.45	%(8)
Net investment loss	(0.78)%	(0.86	)%(8)
Portfolio Turnover of the Portfolio	20%	33	%(9)

(1)	For the period from the commencement of operations, August 3, 2009 to September 30, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of Portfolio’s allocated expenses.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.32% and 0.56% of average daily net assets for the year ended September 30, 2010 and the period ended September 30, 2009, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended September 30, 2009.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.0% at September 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

During the year ended September 30, 2010, a capital loss carryforward of $191,560 was utilized to offset net realized gains by the Fund.

As of September 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2010 and September 30, 2009 was as follows:

	Year Ended September 30,
	2010	2009

Distributions declared from:
Ordinary income	$—	$310,635
Long-term capital gains	$—	$741,539

During the year ended September 30, 2010, accumulated net realized gain was decreased by $1,840,871 and accumulated net investment loss was decreased by $1,840,871 due to differences between book and tax accounting, primarily for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$139,851
Undistributed long-term capital gains	$1,640,360
Net unrealized appreciation	$66,254,272

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and partnership allocations.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20%, 1.95%, 0.95% and 1.45% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2011. Pursuant to this agreement, EVM and Atlanta Capital were allocated $179,919 and $539,755, respectively, of the Fund’s operating expenses for the year ended September 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2010, EVM earned $14,347 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $106,208 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2010. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2010 amounted to $451,283 for Class A shares.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended September 30, 2010, the Fund paid or accrued to EVD $57,558 for Class C shares, representing 0.75% of the average daily net assets of Class C shares. At September 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $994,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2010, the Fund paid or accrued to EVD $45, representing 0.25% of the average daily net assets of Class R shares.

The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2010, amounted to $19,149 and $45 for Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2010, the Fund was informed that EVD received approximately $4,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Investment Transactions

For the year ended September 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $351,965,790 and $7,028,947, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2010	2009

Sales	16,309,214	10,063,211
Issued to shareholders electing to receive payments of distributions in Fund shares	—	51,465
Redemptions	(6,220,200)	(1,786,176)

Net increase	10,089,014	8,328,500

Year Ended
Class C	September 30, 2010(1)

Sales	1,499,995
Redemptions	(85,484)

Net increase	1,414,511

	Year Ended September 30,
Class I	2010	2009

Sales	19,997,965	4,495,101
Issued to shareholders electing to receive payments of distributions in Fund shares	—	38,924
Redemptions	(3,216,906)	(391,764)

Net increase	16,781,059	4,142,261

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Year Ended	Period Ended
Class R	September 30, 2010	September 30, 2009(2)

Sales	7,833	98
Redemptions	(32)	—

Net increase	7,801	98

(1)	Class C commenced operations on October 1, 2009.

(2)	Class R commenced operations on August 3, 2009.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital SMID-Cap Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital SMID-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust) as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2010

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals.

Qualified Dividend Income. The Fund designates $2,144,865, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

SMID-Cap Portfolio as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.8%

Security	Shares	Value

Auto Components — 1.8%

BorgWarner, Inc.(1)	201,020	$10,577,672

		$10,577,672

Beverages — 1.2%

Constellation Brands, Inc., Class A(1)	393,870	$6,967,560

		$6,967,560

Capital Markets — 7.7%

Affiliated Managers Group, Inc.(1)	317,360	$24,757,253
Greenhill & Co., Inc.	116,630	9,251,092
SEI Investments Co.	498,780	10,145,185

		$44,153,530

Commercial Banks — 4.0%

City National Corp.	189,870	$10,076,401
Cullen/Frost Bankers, Inc.	106,300	5,726,381
Umpqua Holdings Corp.	614,300	6,966,162

		$22,768,944

Commercial Services & Supplies — 2.0%

Copart, Inc.(1)	168,270	$5,547,862
Stericycle, Inc.(1)	82,260	5,715,425

		$11,263,287

Construction & Engineering — 2.3%

Jacobs Engineering Group, Inc.(1)	343,200	$13,281,840

		$13,281,840

Containers & Packaging — 2.0%

AptarGroup, Inc.	254,580	$11,626,669

		$11,626,669

Distributors — 2.5%

LKQ Corp.(1)	685,820	$14,265,056

		$14,265,056

Electrical Equipment — 3.3%

Acuity Brands, Inc.	197,640	$8,743,594
AMETEK, Inc.	214,520	10,247,620

		$18,991,214

Electronic Equipment, Instruments & Components — 3.0%

FLIR Systems, Inc.(1)	420,920	$10,817,644
Rofin-Sinar Technologies, Inc.(1)	249,390	6,329,518

		$17,147,162

Energy Equipment & Services — 2.6%

Dril-Quip, Inc.(1)	105,500	$6,552,605
Oceaneering International, Inc.(1)	159,630	8,597,672

		$15,150,277

Health Care Equipment & Supplies — 4.7%

DENTSPLY International, Inc.	496,600	$15,876,302
Varian Medical Systems, Inc.(1)	187,890	11,367,345

		$27,243,647

Health Care Providers & Services — 3.9%

Henry Schein, Inc.(1)	273,720	$16,034,517
Universal Health Services, Inc., Class B	158,210	6,148,041

		$22,182,558

Household Products — 1.5%

Church & Dwight Co., Inc.	132,790	$8,623,383

		$8,623,383

Industrial Conglomerates — 1.8%

Carlisle Cos., Inc.	345,800	$10,356,710

		$10,356,710

Insurance — 6.9%

HCC Insurance Holdings, Inc.	544,710	$14,211,484
Markel Corp.(1)	73,887	25,460,721

		$39,672,205

See notes to financial statements

SMID-Cap Portfolio as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Life Sciences Tools & Services — 4.1%

Bio-Rad Laboratories, Inc., Class A(1)	146,480	$13,257,905
Mettler-Toledo International, Inc.(1)	80,720	10,044,797

		$23,302,702

Machinery — 4.6%

Graco, Inc.	277,900	$8,817,767
IDEX Corp.	370,710	13,163,912
Valmont Industries, Inc.	60,250	4,362,100

		$26,343,779

Marine — 2.5%

Kirby Corp.(1)	364,850	$14,615,891

		$14,615,891

Media — 5.6%

John Wiley & Sons, Inc., Class A	278,660	$11,386,047
Morningstar, Inc.(1)	463,580	20,657,125

		$32,043,172

Personal Products — 2.0%

Alberto-Culver Co.	312,000	$11,746,800

		$11,746,800

Professional Services — 2.3%

Equifax, Inc.	231,110	$7,210,632
IHS, Inc.(1)	87,600	5,956,800

		$13,167,432

Real Estate Management & Development — 3.1%

Forest City Enterprises, Inc., Class A(1)	1,407,528	$18,058,584

		$18,058,584

Road & Rail — 2.3%

Landstar System, Inc.	335,080	$12,940,790

		$12,940,790

Software — 10.2%

ANSYS, Inc.(1)	334,200	$14,119,950
Blackbaud, Inc.	665,490	15,998,380
FactSet Research Systems, Inc.	106,330	8,626,553
Fair Isaac Corp.	451,640	11,137,442
Jack Henry & Associates, Inc.	330,700	8,432,850

		$58,315,175

Specialty Retail — 9.8%

Aaron’s, Inc.	474,145	$8,747,975
CarMax, Inc.(1)	444,310	12,378,477
O’Reilly Automotive, Inc.(1)	393,930	20,957,076
Sally Beauty Holdings, Inc.(1)	591,680	6,626,816
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	265,800	7,761,360

		$56,471,704

Textiles, Apparel & Luxury Goods — 1.1%

Columbia Sportswear Co.	108,470	$6,338,987

		$6,338,987

Total Common Stocks
(identified cost $496,929,877)		$567,616,730

Total Investments — 98.8%
(identified cost $496,929,877)		$567,616,730

Other Assets, Less Liabilities — 1.2%		$7,130,822

Net Assets — 100.0%		$574,747,552

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

SMID-Cap Portfolio as of September 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2010

Assets

Investments, at value (identified cost, $496,929,877)	$567,616,730
Cash	8,949,877
Dividends receivable	195,168
Receivable from affiliates	61,892

Total assets	$576,823,667

Liabilities

Payable for investments purchased	$1,503,597
Payable to affiliates:
Investment adviser fee	448,725
Accrued expenses	123,793

Total liabilities	$2,076,115

Net Assets applicable to investors’ interest in Portfolio	$574,747,552

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$504,060,699
Net unrealized appreciation	70,686,853

Total	$574,747,552

Statement of Operations

For the Year Ended
September 30, 2010

Investment Income

Dividends	$2,181,367

Total investment income	$2,181,367

Expenses

Investment adviser fee	$3,685,354
Trustees’ fees and expenses	13,129
Custodian fee	222,454
Legal and accounting services	27,770
Miscellaneous	11,108

Total expenses	$3,959,815

Deduct —
Reduction of custodian fee	$5,597
Allocation of expenses to affiliates	404,787
Waiver of investment adviser fee	29,445

Total expense reductions	$439,829

Net expenses	$3,519,986

Net investment loss	$(1,338,619)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,190,004

Net realized gain	$3,190,004

Change in unrealized appreciation (depreciation) —
Investments	$41,529,660

Net change in unrealized appreciation (depreciation)	$41,529,660

Net realized and unrealized gain	$44,719,664

Net increase in net assets from operations	$43,381,045

See notes to financial statements

SMID-Cap Portfolio as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	September 30, 2010	September 30, 2009

From operations —
Net investment loss	$(1,338,619)	$(194,085)
Net realized gain (loss) from investment transactions	3,190,004	(2,722,362)
Net change in unrealized appreciation (depreciation) from investments	41,529,660	28,688,965

Net increase in net assets from operations	$43,381,045	$25,772,518

Capital transactions —
Contributions	$353,022,439	$132,037,054
Withdrawals	(8,563,531)	(15,284,642)

Net increase in net assets from capital transactions	$344,458,908	$116,752,412

Net increase in net assets	$387,839,953	$142,524,930

Net Assets

At beginning of year	$186,907,599	$44,382,669

At end of year	$574,747,552	$186,907,599

See notes to financial statements

SMID-Cap Portfolio as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended September 30,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95%	0.96%	0.95%	0.96%	1.23%
Net investment income (loss)	(0.36)%	(0.24)%	(0.01)%	0.01%	(0.13)%
Portfolio Turnover	20%	33%	42%	84%	34%

Total Return	12.05%	5.71%	(6.46)%	16.70%	7.67%

Net assets, end of year (000’s omitted)	$574,748	$186,908	$44,383	$33,041	$22,524

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.12%, 0.18%, 0.22%, 0.27% and less than 0.01% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

SMID-Cap Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2010, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.0% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

SMID-Cap Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the year ended September 30, 2010, the investment adviser fee was 1.00% of the Portfolio’s average daily net assets and amounted to $3,685,354. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2010, BMR waived $29,445 of its investment adviser fee. Atlanta Capital, in turn, waived $29,445 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $101,197 and $303,590, respectively, of the Portfolio’s operating expenses for the year ended September 30, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $410,342,313 and $71,263,757, respectively, for the year ended September 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$500,138,850

Gross unrealized appreciation	$71,407,422
Gross unrealized depreciation	(3,929,542)

Net unrealized appreciation	$67,477,880

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

SMID-Cap Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$567,616,730	$—	$—	$567,616,730

Total Investments	$567,616,730	$—	$—	$567,616,730

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

SMID-Cap Portfolio as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
SMID-Cap Portfolio:
We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2010

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust and Vice President of the Portfolio	Trustee since 2007, President since 2002 and Vice President since 2001	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	184	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 84 registered investment companies managed by EVM or BMR.

William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital Management Company, LLC (Atlanta Capital). Officer of 1 registered investment company managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Managing Director of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital SMID-Cap Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1452-11/10	ASCSRC

ATLANTA
CAPITAL

YORK STOCK EXCHANGE COMPOSITE

Annual Report September 30, 2010

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND

Annual Report September 30, 2010 EATON VANCEATLANTA CAPITAL FOCUSED GROWTH FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
Richard B. England, CFA
  Co-Portfolio Manager
Paul J. Marshall, CFA
Co-Portfolio Manager
•	Economic and political uncertainty besieged the U.S. equity markets for portions of the year ending September 30, 2010, particularly during the April-June quarter. Overall, domestic equities continued to exhibit the lack of confidence and extreme volatility that has defined the equity space for the best part of the past two years. Periods of “risk on” and “risk off” traded places more than once during the year, moving the major equity indices along a mostly seesaw course. In September, however, equities took a giant step forward, pushing index returns solidly into the black for the 12-month period.

•	The major U.S. equity indices ended the 12-month period considerably higher than where they began. The S&P 500 Index, a common bellwether for the broad U.S. stock market, rose 10.16%. The blue-chip Dow Jones Industrial Average advanced 14.12%, and the tech-heavy NASDAQ Composite Index was up 12.75%.

•	While double-digit gains were registered across all market capitalizations, mid-cap stocks outperformed small-caps, which in turn outpaced large-caps. The S&P Midcap 400 Index gained 17.78%, the small-cap Russell 2000 Index advanced 13.35% and the large-cap Russell 1000 Index rose 10.75%. Growth stocks outperformed value stocks across all categories.
Management Discussion
•	Large-cap stocks turned in double-digit returns for the 12 months ending September 30, 2010, although they came up slightly short of the annual returns tendered by small- and mid-cap stocks. Eight of the 10 market sectors represented by the Russell 1000 Growth Index[1] (the Index) – a proxy for the large-cap growth segment of the U.S. stock universe – produced gains for the period, with only energy and utilities ending up as modest losers. The best-performing sectors in the Index were consumer discretionary and industrials.

•	The Fund[2] produced a solid positive return for the 12-month period, but fell short of that achieved by the Index, which serves as its primary benchmark. The Fund also trailed the 12-month returns of the S&P 500 Index and the Lipper peer group. This lagging performance relative to the benchmark Index was attributable to both sector allocation and security selection.

•	Specifically, the Fund’s big underweighting in the robust industrials sector – notably its underweighting of the machinery and construction/engineering

Total Return Performance 9/30/09 – 9/30/10

Class A3	9.21%
Class I3	9.51
Russell 1000 Growth Index[1]	12.65
S&P 500 Index[1]	10.16
Lipper Large-Cap Growth Funds Average[1]	10.19
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Focused Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	These returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the return would be lower. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
segments – detracted, as did overweightings in the energy, information technology and financials sectors. Security selection held back the Fund’s relative performance in the specialty retail, biotechnology and chemicals industries.

•	Conversely, the Fund’s relative results were helped by the performance of certain of its holdings in the strong-performing consumer discretionary sector, particularly within the Internet/ catalog retailing segment. Security selection in the IT services and health care equipment/supplies industries also helped support the Fund’s relative performance.

•	In November 2009, the Boards of Trustees of the Fund and its corresponding portfolio approved various changes in the Fund. Among them were a change in the Fund’s name to Eaton Vance-Atlanta Capital Focused Growth Fund and the Fund’s adoption of an investment policy to invest in the common stocks of approximately 20 to 35 companies. The previous requirement that the Fund invest 80% of net assets in large-cap stocks was eliminated, and the Fund now invests primarily in companies having market capitalizations that rank among the top 1,000 U.S. companies. Accordingly, the Fund’s primary benchmark was changed to the Russell 1000 Growth Index to better reflect its investment strategy.
Portfolio Composition
Top 10 Holdings1
By net assets

Apple, Inc.	8.2%
QUALCOMM, Inc.	7.7
Netflix, Inc.	7.1
Teva Pharmaceutical Industries, Ltd. ADR	6.9
CVS Caremark Corp.	6.1
Hewlett-Packard Co.	5.1
Schlumberger, Ltd.	4.7
Suncor Energy, Inc.	3.9
Wells Fargo & Co.	3.8
MasterCard, Inc., Class A	3.7

[1]	Top 10 Holdings represented 57.2% of the Portfolio’s net assets as of 9/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 9/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell 1000 Growth Index, an unmanaged index of 1,000 U.S. large-cap growth stocks, and the S&P 500 Index, an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $250,000 in each of Class I, the Russell 1000 Growth Index and the S&P 500 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class I
Share Class Symbol	EAALX	EILGX

Average Annual Total Returns (at net asset value)
One Year	9.21%	9.51%
Five Years	1.64	1.91
Life of Fund†	2.98	2.12
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.88%	9.51%
Five Years	0.45	1.91
Life of Fund†	2.09	2.12

†	Inception Dates — Class A: 11/28/03; Class I: 4/30/02

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class I

Gross Expense Ratio	1.75%	1.50%
Net Expense Ratio	1.25	1.00

[2]	Source: Prospectus dated 2/1/10. Net expense ratio reflects a contractual expense reimbursement which may be changed or terminated after January 31, 2011. Without this reimbursement, performance would have been lower.

*	Source: Lipper Inc. Class I of the Fund commenced investment operations on 4/30/02.

A $250,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $305,640 ($288,065 at the maximum offering price) on 9/30/10. A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 would have been valued at $12,226 ($11,523 at the maximum offering price) on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance-Atlanta Capital Focused Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,000.00	$6.27	**
Class I	$1,000.00	$1,001.10	$5.02	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.33	**
Class I	$1,000.00	$1,020.10	$5.06	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2010

Assets

Investment in Focused Growth Portfolio, at value (identified cost, $26,131,513)	$29,993,572
Receivable for Fund shares sold	24,316
Receivable from affiliates	4,492

Total assets	$30,022,380

Liabilities

Payable for Fund shares redeemed	$2,208
Payable to affiliates:
Distribution and service fees	1,757
Accrued expenses	36,909

Total liabilities	$40,874

Net Assets	$29,981,506

Sources of Net Assets

Paid-in capital	$27,699,015
Accumulated net realized loss from Portfolio	(1,579,568)
Net unrealized appreciation from Portfolio	3,862,059

Total	$29,981,506

Class A Shares

Net Assets	$8,706,217
Shares Outstanding	912,196
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.12

Class I Shares

Net Assets	$21,275,289
Shares Outstanding	2,361,628
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $2,767)	$228,157
Expenses allocated from Portfolio	(212,894)

Total investment income from Portfolio	$15,263

Expenses

Distribution and service fees
Class A	$21,674
Trustees’ fees and expenses	500
Custodian fee	8,645
Transfer and dividend disbursing agent fees	27,766
Legal and accounting services	21,079
Printing and postage	14,907
Registration fees	45,385
Miscellaneous	9,201

Total expenses	$149,157

Deduct —
Allocation of expenses to affiliates	$99,788

Total expense reductions	$99,788

Net expenses	$49,369

Net investment loss	$(34,106)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,825,737 (1)
Foreign currency transactions	74

Net realized gain	$1,825,811

Change in unrealized appreciation (depreciation) —
Investments	$920,708

Net change in unrealized appreciation (depreciation)	$920,708

Net realized and unrealized gain	$2,746,519

Net increase in net assets from operations	$2,712,413

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

5

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	September 30, 2010	September 30, 2009

From operations —
Net investment income (loss)	$(34,106)	$139,366
Net realized gain (loss) from investment and foreign currency transactions	1,825,811 (1)	(2,716,355)
Net change in unrealized appreciation (depreciation) from investments	920,708	2,423,582

Net increase (decrease) in net assets from operations	$2,712,413	$(153,407)

Distributions to shareholders —
From net investment income
Class A	$(43,827)	$—
Class I	(91,173)	(43,277)
From net realized gain
Class A	—	(454,196)
Class I	—	(839,710)

Total distributions to shareholders	$(135,000)	$(1,337,183)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,683,206	$2,167,529
Class I	16,611,354	7,406,304
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	41,771	433,523
Class I	69,643	632,895
Cost of shares redeemed
Class A	(2,171,275)	(2,224,760)
Class I	(15,031,125)	(4,027,673)

Net increase in net assets from Fund share transactions	$1,203,574	$4,387,818

Net increase in net assets	$3,780,987	$2,897,228

Net Assets

At beginning of year	$26,200,519	$23,303,291

At end of year	$29,981,506	$26,200,519

Accumulated undistributed net investment income included in net assets

At end of year	$—	$134,325

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

6

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year	$8.780	$9.730	$12.760	$11.510	$11.220

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.026)	$0.038	$0.007	$0.006	$0.016
Net realized and unrealized gain (loss)	0.832	(0.487)	(2.011)	1.960	0.526

Total income (loss) from operations	$0.806	$(0.449)	$(2.004)	$1.966	$0.542

Less Distributions

From net investment income	$(0.046)	$—	$(0.002)	$(0.012)	$—
From net realized gain	—	(0.501)	(1.024)	(0.704)	(0.252)

Total distributions	$(0.046)	$(0.501)	$(1.026)	$(0.716)	$(0.252)

Net asset value — End of year	$9.540	$8.780	$9.730	$12.760	$11.510

Total Return(2)	9.21%	(2.89)%	(17.21)%	17.79%	4.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,706	$8,451	$8,903	$12,285	$13,150
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.29)%	0.52%	0.06%	0.05%	0.14%
Portfolio Turnover of the Portfolio	152%	49%	50%	37%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.43%, 0.50%, 0.19%, 0.14% and 0.17% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

7

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year	$8.290	$9.240	$12.170	$11.010	$10.750

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.005)	$0.053	$0.034	$0.035	$0.034
Net realized and unrealized gain (loss)	0.791	(0.476)	(1.902)	1.870	0.511

Total income (loss) from operations	$0.786	$(0.423)	$(1.868)	$1.905	$0.545

Less Distributions

From net investment income	$(0.066)	$(0.026)	$(0.038)	$(0.041)	$(0.033)
From net realized gain	—	(0.501)	(1.024)	(0.704)	(0.252)

Total distributions	$(0.066)	$(0.527)	$(1.062)	$(0.745)	$(0.285)

Net asset value — End of year	$9.010	$8.290	$9.240	$12.170	$11.010

Total Return(2)	9.51%	(2.64)%	(16.97)%	18.09%	5.12%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,275	$17,750	$14,400	$14,150	$13,383
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.06)%	0.76%	0.31%	0.31%	0.32%
Portfolio Turnover of the Portfolio	152%	49%	50%	37%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.43%, 0.50%, 0.19%, 0.14% and 0.17% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance-Atlanta Capital Large-Cap Growth Fund) (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,289,652 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($620,574) and September 30, 2018 ($669,078).

Additionally, at September 30, 2010, the Fund had a net capital loss of $90,461 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2011.

As of September 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the

9

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2010 and September 30, 2009 was as follows:

	Year Ended September 30,
	2010	2009

Distributions declared from:
Ordinary income	$135,000	$47,325
Long-term capital gains	—	1,289,858

During the year ended September 30, 2010, accumulated net realized loss was increased by $669,856, accumulated net investment loss was decreased by $34,781 and paid-in capital was increased by $635,075 due to differences between book and tax accounting, primarily for net operating losses, redemptions in-kind and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(1,380,113)
Net unrealized appreciation	$3,662,604

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and partnership allocations.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25% and 1.00% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2011. Pursuant to this agreement, EVM and Atlanta Capital were allocated $38,380 and $61,408, respectively, of the Fund’s operating expenses for the year ended September 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2010, EVM earned $365 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $815 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2010. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay

10

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2010 amounted to $21,674 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended September 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the year ended September 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $16,350,673 and $15,422,213, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $2,805,109.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2010	2009

Sales	186,256	288,994
Issued to shareholders electing to receive payments of distributions in Fund shares	4,585	65,985
Redemptions	(241,337)	(307,330)

Net increase (decrease)	(50,496)	47,649

	Year Ended September 30,
Class I	2010	2009

Sales	1,990,278	1,075,375
Issued to shareholders electing to receive payments of distributions in Fund shares	8,117	102,410
Redemptions	(1,778,843)	(594,734)

Net increase	219,552	583,051

At September 30, 2010, an EVM retirement plan owned 17% of the value of the outstanding shares of the Fund.

8   Name Change

Effective November 16, 2009, the name of the Eaton Vance-Atlanta Capital Focused Growth Fund was changed from Eaton Vance-Atlanta Capital Large-Cap Growth Fund. The name change was done in conjunction with the change in diversification status from diversified to non-diversified, which was approved by the Fund’s shareholders at a special meeting on November 6, 2009.

11

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance- Atlanta Capital Large-Cap Growth Fund):
We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance-Atlanta Capital Large-Cap Growth Fund) (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust) as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2010

12

Eaton Vance-Atlanta Capital Focused Growth Fund as of September 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $212,102, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2010 ordinary income dividends, 99.5% qualifies for the corporate dividends received deduction.

13

Focused Growth Portfolio as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.9%

Security	Shares	Value

Air Freight & Logistics — 2.6%

Expeditors International of Washington, Inc.	16,800	$776,664

		$776,664

Biotechnology — 3.0%

Gilead Sciences, Inc.(1)	25,450	$906,275

		$906,275

Capital Markets — 4.4%

Franklin Resources, Inc.	7,700	$823,130
Lazard, Ltd., Class A	13,700	480,596

		$1,303,726

Chemicals — 1.9%

Monsanto Co.	12,050	$577,557

		$577,557

Commercial Banks — 3.8%

Wells Fargo & Co.	45,100	$1,133,363

		$1,133,363

Communications Equipment — 10.0%

Cisco Systems, Inc.(1)	31,691	$694,033
QUALCOMM, Inc.	51,355	2,317,138

		$3,011,171

Computers & Peripherals — 13.3%

Apple, Inc.(1)	8,700	$2,468,625
Hewlett-Packard Co.	36,321	1,528,024

		$3,996,649

Electrical Equipment — 2.0%

Cooper Industries PLC, Class A	12,400	$606,732

		$606,732

Energy Equipment & Services — 4.7%

Schlumberger, Ltd.	22,948	$1,413,826

		$1,413,826

Food & Staples Retailing — 6.1%

CVS Caremark Corp.	58,558	$1,842,820

		$1,842,820

Hotels, Restaurants & Leisure — 2.9%

Chipotle Mexican Grill, Inc.(1)	5,000	$860,000

		$860,000

Industrial Conglomerates — 2.1%

3M Co.	7,400	$641,654

		$641,654

Insurance — 2.2%

Aflac, Inc.	12,907	$667,421

		$667,421

Internet & Catalog Retail — 13.6%

Amazon.com, Inc.(1)	6,144	$964,977
Netflix, Inc.(1)	13,028	2,112,620
Priceline.com, Inc.(1)	2,900	1,010,186

		$4,087,783

IT Services — 6.0%

Cognizant Technology Solutions Corp., Class A(1)	10,700	$689,829
MasterCard, Inc., Class A	5,000	1,120,000

		$1,809,829

Oil, Gas & Consumable Fuels — 3.9%

Suncor Energy, Inc.	35,800	$1,165,290

		$1,165,290

Pharmaceuticals — 6.9%

Teva Pharmaceutical Industries, Ltd. ADR	38,935	$2,053,821

		$2,053,821

Semiconductors & Semiconductor Equipment — 2.7%

Broadcom Corp., Class A	13,800	$488,382
Cree, Inc.(1)	5,700	309,453

		$797,835

See notes to financial statements

14

Focused Growth Portfolio as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Software — 5.3%

Activision Blizzard, Inc.	88,554	$958,154
salesforce.com, inc.(1)	5,500	614,900

		$1,573,054

Specialty Retail — 2.5%

Urban Outfitters, Inc.(1)	23,800	$748,272

		$748,272

Total Common Stocks
(identified cost $26,109,660)		$29,973,742

Total Investments — 99.9%
(identified cost $26,109,660)		$29,973,742

Other Assets, Less Liabilities — 0.1%		$19,937

Net Assets — 100.0%		$29,993,679

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

15

Focused Growth Portfolio as of September 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2010

Assets

Investments, at value (identified cost, $26,109,660)	$29,973,742
Cash	59,297
Dividends receivable	12,677
Tax reclaims receivable	713

Total assets	$30,046,429

Liabilities

Payable to affiliates:
Investment adviser fee	$15,814
Accrued expenses	36,936

Total liabilities	$52,750

Net Assets applicable to investors’ interest in Portfolio	$29,993,679

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$26,129,597
Net unrealized appreciation	3,864,082

Total	$29,993,679

Statement of Operations

For the Year Ended
September 30, 2010

Investment Income

Dividends (net of foreign taxes, $2,767)	$228,158

Total investment income	$228,158

Expenses

Investment adviser fee	$156,776
Trustees’ fees and expenses	1,349
Custodian fee	27,437
Legal and accounting services	26,914
Miscellaneous	3,943

Total expenses	$216,419

Deduct —
Reduction of custodian fee	$426
Waiver of investment adviser fee	3,098

Total expense reductions	$3,524

Net expenses	$212,895

Net investment income	$15,263

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,832,359	(1)
Foreign currency transactions	74

Net realized gain	$1,832,433

Change in unrealized appreciation (depreciation) —
Investments	$914,094

Net change in unrealized appreciation (depreciation)	$914,094

Net realized and unrealized gain	$2,746,527

Net increase in net assets from operations	$2,761,790

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

16

Focused Growth Portfolio as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended		Year Ended
in Net Assets	September 30, 2010		September 30, 2009

From operations —
Net investment income	$15,263		$174,624
Net realized gain (loss) from investment and foreign currency transactions	1,832,433	(1)	(2,713,296)
Net change in unrealized appreciation (depreciation) from investments	914,094		2,420,519

Net increase (decrease) in net assets from operations	$2,761,790		$(118,153)

Capital transactions —
Contributions	$16,350,673		$9,373,193
Withdrawals	(15,422,213)		(6,268,438)

Net increase in net assets from capital transactions	$928,460		$3,104,755

Net increase in net assets	$3,690,250		$2,986,602

Net Assets

At beginning of year	$26,303,429		$23,316,827

At end of year	$29,993,679		$26,303,429

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

17

Focused Growth Portfolio as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended September 30,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.88%	0.92%	0.88%	0.86%	0.87%
Net investment income	0.06%	0.85%	0.44%	0.44%	0.48%
Portfolio Turnover	152%	49%	50%	37%	46%

Total Return	9.65%	(2.56)%	(16.90)%	18.25%	5.25%

Net assets, end of year (000’s omitted)	$29,994	$26,303	$23,317	$26,467	$26,635

(1)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of average daily net assets for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

18

Focused Growth Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Focused Growth Portfolio (formerly, Large-Cap Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2010, Eaton Vance-Atlanta Capital Focused Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

19

Focused Growth Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the year ended September 30, 2010, the investment adviser fee was 0.65% of the Portfolio’s average daily net assets and amounted to $156,776. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2010, BMR waived $3,098 of its investment adviser fee. Atlanta Capital, in turn, waived $3,098 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,225,113 and $36,055,871, respectively, for the year ended September 30, 2010. Included in sales is $2,805,109 representing the value of securities delivered in payment of redemptions in-kind.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,307,266

Gross unrealized appreciation	$4,340,307
Gross unrealized depreciation	(673,831)

Net unrealized appreciation	$3,666,476

20

Focused Growth Portfolio as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$29,973,742	$—	$—	$29,973,742

Total Investments	$29,973,742	$—	$—	$29,973,742

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

7   Name Change

Effective November 16, 2009, the name of the Focused Growth Portfolio was changed from Large-Cap Portfolio. The name change was done in conjunction with the change in diversification status from diversified to non-diversified, which was approved at a special meeting of interestholders of Large-Cap Portfolio on November 6, 2009.

21

Focused Growth Portfolio as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Focused Growth Portfolio (formerly, Large-Cap Portfolio):
We have audited the accompanying statement of assets and liabilities of Focused Growth Portfolio (formerly, Large-Cap Portfolio) (the “Portfolio”), including the portfolio of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Focused Growth Portfolio as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2010

22

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Focused Growth Portfolio (formerly Large-Cap Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance-Atlanta Capital Focused Growth Fund (formerly Eaton Vance-Atlanta Capital Large-Cap Growth Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance-Atlanta Capital Focused Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Focused Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust and Vice President of the Portfolio	Trustee since 2007, President since 2002 and Vice President since 2001	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

26

Eaton Vance-Atlanta Capital Focused Growth Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	the Portfolio	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	184	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 84 registered investment companies managed by EVM or BMR.

Richard B. England 10/9/58	Vice President of the Portfolio	Since 2008	Managing Director - Equities of Atlanta Capital Management Company, LLC (Atlanta Capital). Previously, Senior Portfolio Manager, Putnam Investments (1992-2004). Officer of 1 registered investment company managed by EVM or BMR.

27

Eaton Vance-Atlanta Capital Focused Growth Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Paul J. Marshall 5/2/65	Vice President of the Portfolio	Since 2003	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Focused Growth Fund
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1451-11/10	ALCGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance-Atlanta Capital Focused Growth Fund and Eaton Vance-Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2009 and September 30, 2010 by the Fund’s principal accountant Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance-Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$11,325	$11,325
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,770	$6,770
All Other Fees(3)	$1,500	$1,400

Total	$19,595	$19,495

Eaton Vance-Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$10,135	$10,135
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,770	$6,770
All Other Fees(3)	$1,500	$1,400

Total	$18,405	$18,305

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/09	9/30/09	8/31/10	9/30/10

Audit Fees	$96,140	$21,460	$96,140	$21,460
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$42,770	$13,540	$42,770	$13,540
All Other Fees(3)	$7,500	$3,000	$7,000	$2,800

Total	$146,410	$38,000	$145,910	$37,800

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	8/31/09	9/30/09	8/31/10	9/30/10

Registrant(1)	$50,270	$16,540	$57,520	$16,340
Eaton Vance(2)	$250,539	$288,889	$240,551	$278,901

(1)	Includes all of the Series of the Trust.

(2)	During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: November 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 15, 2010

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: November 15, 2010